Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Central Fund
June 30, 2026
IPB-NPRT3-0826
1.938137.114
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.18 to 2.33	8,919,358	8,857,806
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.18 to 2.24	8,931,234	9,044,511
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-0.09 to 2.28	7,204,493	7,757,114
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.65 to 1.75	14,248,142	14,608,380
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.10 to 1.87	14,787,975	15,529,686
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.03 to 2.23	32,981,842	30,972,238
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.19 to 2.51	32,904,618	30,391,030
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 2.17	38,179,221	34,564,514
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.14 to 2.17	31,559,943	29,487,263
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	34,284,854	31,476,440
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.29 to 1.95	22,050,450	21,030,901
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.53 to 1.87	27,535,474	27,069,752
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 2.07	29,244,299	28,496,906
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.22	32,070,116	29,701,892
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.63 to 1.83	26,645,242	26,052,112
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.03 to 1.80	17,013,552	16,550,901
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.52	37,184,015	35,172,792
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.21 to 1.44	33,953,899	32,969,641
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.33 to 1.97	23,248,635	22,872,481
US Treasury Notes Inflation-Indexed 1.25% 4/15/2031	1.34 to 1.93	27,584,280	26,725,787
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	34,715,507	33,301,140
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.70 to 2.28	31,320,212	31,165,906
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	37,185,479	36,926,628
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.33 to 1.60	30,484,811	30,114,325
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.68 to 2.13	36,986,593	36,138,148
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.91 to 2.09	41,077,190	39,891,865
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.25	40,478,363	39,896,025
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.72 to 2.02	44,326,936	43,345,726
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.77 to 2.12	36,110,313	36,026,219
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.02 to 2.29	29,677,056	29,760,453
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.25 to 2.43	36,205,758	36,593,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $883,429,265)			872,492,037

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,129,771)	3.69	1,129,545	1,129,771

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $884,559,036)	873,621,808
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,517,837
NET ASSETS - 100.0%	877,139,645

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,993,619	53,406,445	54,269,901	64,318	(392)	-	1,129,771	1,129,545	0.0%
Total	1,993,619	53,406,445	54,269,901	64,318	(392)	-	1,129,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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